Income Taxes (Taxes on Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S., income before income taxes	$ 398	$ 121	$ (296)
Other, income before income taxes	1,298	1,283	1,065
Total income before imcome taxes	1,696	1,404	769
U.S. Federal, current	42	7	(90)
Other national governments, current	336	289	249
U.S. state and local, current	24	24	21
Total current income taxes	402	320	180
U.S. Federal, deferred	(18)	5	(28)
Other national governments, deferred	89	90	50
U.S. state and local, deferred	19	7	2
Total deferred income taxes	90	102	24
Total income taxes	$ 492	$ 422	$ 204